SEGMENT REPORTING (Schedule of Sales Data by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEGMENT REPORTING
Net Sales by Segment	$ 86,512	$ 117,103	$ 129,420
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment	$ 4,021	$ 9,490	$ 15,465
Net Sales by Segment (as a percent)	5.00%	8.00%	12.00%
JAPAN [Member]
SEGMENT REPORTING
Net Sales by Segment	$ 45,561	$ 57,483	$ 58,999
Net Sales by Segment (as a percent)	52.00%	49.00%	46.00%
India
SEGMENT REPORTING
Net Sales by Segment	$ 33,021	$ 34,836	$ 37,424
Net Sales by Segment (as a percent)	38.00%	30.00%	29.00%
TAIWAN [Member]
SEGMENT REPORTING
Net Sales by Segment	$ 3,217	$ 7,904	$ 6,706
Net Sales by Segment (as a percent)	4.00%	7.00%	5.00%
Other
SEGMENT REPORTING
Net Sales by Segment	$ 692	$ 7,390	$ 10,826
Net Sales by Segment (as a percent)	1.00%	6.00%	8.00%